Commitments and Contingencies (Details) - USD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Loss contingency accrual reversal	$ 0	$ 0
Purchase obligation			$ 305,000,000.0